SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Interest earned on marketable securities held in Trust Account	$ 3,023	$ 3,940,016
Less: interest available to be withdrawn for payment of taxes	(1,390)	(700,193)
Net income	$ 1,633	$ 3,239,823
Basic and diluted weighted average shares outstanding	4,457,537	19,940,154
Basic and diluted net income per share	$ 0.00	$ 0.16
Net loss	$ 2,404,519	$ 365,954
Less: Net income allocable to Common stock subject to possible redemption	(1,633)	(3,239,823)
Non-Redeemable Net Loss	$ 2,402,886	$ (2,873,869)
Basic and diluted weighted average shares outstanding	6,367,631	6,081,996
Basic and diluted net income (loss) per share	$ 0.38	$ (0.47)